EQUITY METHOD INVESTMENT	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
EQUITY METHOD INVESTMENT

NOTE 4 – EQUITY METHOD INVESTMENT

On March 27, 2026, the Company entered into a share purchase agreement (the “Share Purchase Agreement”) with Gilad R.G. Planning and Implementation of Technologies and Software 2025 Ltd. (“Gilad”) and its shareholder (the “Vendor”), to acquire an equity interest in Gilad (the “Acquisition”) in order to strengthen the field of software services provided by Femto through its subsidiary, BYND – Beyond Solutions Ltd., and in order to remain relevant in light of the significant changes that the software field is undergoing due to the prevalence of artificial intelligence engines.

Pursuant to the Acquisition, Femto acquired:

1. from Gilad, 43 previously unissued common shares of Gilad (the “Gilad Shares”) for a total purchase price of US$1,000,000 which will be used to complete development and sales in accordance with a budget to be approved by the parties (the “Treasury Shares Purchase Price”), to be paid in four equal quarterly instalments of US$250,000; and

2. from the Vendor, 14 Gilad Shares in consideration for:

a. the payment to the Vendor of the sum of US$250,000; and

b. the issuance to the Vendor of 169,811 subordinate voting shares in the capital of Femto (the “Subordinate Voting Shares”) at deemed price of US$0.589 per Subordinate Voting Share (the “Payment Shares”), being the volume weighted daily average market price of the Subordinate Voting Shares for the 30 trading days preceding the date of the Share Purchase Agreement.

Upon closing of the Acquisition on March 30, 2026, (the “Closing”), Femto held 40% of the issued and outstanding Gilad Shares.

Management has determined that it has significant influence over Gilad and accordingly accounts for its investment under the equity method.

As of June 30, 2026, the company owes US$750,000 to Gilad (three quarterly instalments of US$250,000).

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2026

(Expressed in Canadian dollars)

(Unaudited)